Personnel expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Salaries and employee benefits	$ 46,381	$ 44,763
Share-based compensation	2,902	3,125
Personnel expenses	$ 49,283	$ 47,888